Finite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Land use right USD ($)	Dec. 31, 2013 Land use right CNY	Dec. 31, 2012 Land use right CNY	Dec. 31, 2013 Customer relationships USD ($)	Dec. 31, 2013 Customer relationships CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2013 Software USD ($)	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2013 Trademarks USD ($)	Dec. 31, 2013 Trademarks CNY	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2013 User List USD ($)	Dec. 31, 2013 User List CNY	Dec. 31, 2012 User List CNY	Dec. 31, 2013 Licensed Copyrights Of Video Contents USD ($)	Dec. 31, 2013 Licensed Copyrights Of Video Contents CNY	Dec. 31, 2012 Licensed Copyrights Of Video Contents CNY	Dec. 31, 2013 Others USD ($)	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		4,801,384	1,965,565		519,474	298,600		682,715	307,104		478,909	212,848		821,338	320,527		789,975	233,570		1,012,534	411,666		496,439	181,250
Finite-lived intangible assets, accumulated amortization		(1,181,479)	(388,310)		(26,968)	(16,498)		(144,451)	(64,420)		(152,711)	(75,131)		(97,122)	(46,639)		(219,377)	(78,205)		(469,787)	(79,842)		(71,063)	(27,575)
Finite-lived intangible assets, net carrying value	$ 597,965	3,619,905	1,577,255	$ 81,356	492,506	282,102	$ 88,915	538,264	242,684	$ 53,884	326,198	137,717	$ 119,632	724,216	273,888	$ 94,256	570,598	155,365	$ 89,655	542,747	331,824	$ 70,267	425,376	153,675